UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02021

DWS Securities Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  10/31

Date of reporting period:  1/31/2012

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2012 (Unaudited)

DWS Technology Fund
	Shares	Value ($)
Common Stocks 98.9%
Consumer Discretionary 3.4%
Internet & Catalog Retail
Amazon.com, Inc.* (a)	66,400	12,910,816
Priceline.com, Inc.* (a)	16,700	8,842,316

		21,753,132
Industrials 0.1%
Professional Services
RPX Corp.*	23,300	394,702
Information Technology 95.4%
Communications Equipment 12.6%
Acme Packet, Inc.* (a)	115,024	3,362,152
Aviat Networks, Inc.*	19,871	44,114
Ceragon Networks Ltd.* (a)	177,700	1,473,133
Cisco Systems, Inc.	464,089	9,110,067
Comverse Technology, Inc.*	1,170,984	7,377,199
F5 Networks, Inc.* (a)	78,400	9,387,616
Juniper Networks, Inc.*	166,100	3,476,473
Polycom, Inc.* (a)	157,300	3,138,135
QUALCOMM, Inc.	707,454	41,612,444

		78,981,333
Computers & Peripherals 23.3%
Apple, Inc.* (a)	231,400	105,629,472
EMC Corp.* (a)	863,800	22,251,488
Hewlett-Packard Co.	213,700	5,979,326
QLogic Corp.*	33,800	585,416
Quantum Corp.* (a)	1,614,700	4,069,044
SanDisk Corp.* (a)	150,300	6,895,764
Western Digital Corp.*	29,700	1,079,595

		146,490,105
Electronic Equipment, Instruments & Components 0.6%
Corning, Inc.	32,300	415,701
Neonode, Inc.*	656,250	3,018,750
NeoPhotonics Corp.* (a)	78,365	431,007
RealD, Inc.* (a)	9,400	82,438

		3,947,896
Internet Software & Services 15.1%
Baidu, Inc. (ADR)*	23,700	3,022,224
eBay, Inc.*	96,810	3,059,196
Equinix, Inc.* (a)	23,700	2,843,052
Google, Inc. "A"* (a)	91,500	53,080,065
IAC/InterActiveCorp.	38,000	1,636,660
Liquidity Services, Inc.*	100,000	3,451,000
LogMeIn, Inc.* (a)	211,603	8,428,148
Open Text Corp.*	31,300	1,586,597
QuinStreet, Inc.* (a)	86,086	828,147
Responsys, Inc.*	29,700	348,381
Telecity Group PLC*	378,416	3,864,125
Tencent Holdings Ltd.	80,300	1,965,678
Velti PLC* (a)	467,705	4,092,419
Yahoo!, Inc.* (a)	395,400	6,116,838
Yandex NV "A"* (a)	38,370	781,597

		95,104,127
IT Services 12.1%
Accenture PLC "A" (a)	85,200	4,885,368
Amdocs Ltd.* (a)	67,700	1,993,088
Camelot Information Systems, Inc. (ADR)* (a)	150,596	382,514
Cognizant Technology Solutions Corp. "A"*	229,000	16,430,750
Fiserv, Inc.*	90,900	5,716,701
International Business Machines Corp.	100,700	19,394,820
InterXion Holding NV*	154,210	2,172,819
MasterCard, Inc. "A"	9,400	3,342,358
ServiceSource International, Inc.* (a)	177,031	2,995,364
Teradata Corp.* (a)	224,600	12,029,576
VeriFone Systems, Inc.*	64,900	2,771,230
Visa, Inc. "A" (a)	42,100	4,236,944

		76,351,532
Semiconductors & Semiconductor Equipment 14.8%
Altera Corp.	102,300	4,070,517
Applied Materials, Inc. (a)	197,700	2,427,756
ASML Holding NV	68,100	2,927,619
Atmel Corp.* (a)	59,400	576,774
Avago Technologies Ltd.	143,572	4,872,834
Broadcom Corp. "A"*	174,500	5,992,330
Cavium, Inc.* (a)	124,500	4,001,430
Cirrus Logic, Inc.* (a)	197,300	4,030,839
EZchip Semiconductor Ltd.* (a)	90,000	2,941,200
Inphi Corp.* (a)	17,860	262,006
Integrated Device Technology, Inc.* (a)	456,100	2,891,674
Intel Corp. (a)	1,028,700	27,178,254
Intermolecular, Inc.* (a)	409,800	3,450,516
Marvell Technology Group Ltd.*	185,378	2,878,920
MaxLinear, Inc. "A"* (a)	434,700	2,595,159
Microchip Technology, Inc. (a)	94,800	3,499,068
Microsemi Corp.* (a)	27,700	547,906
MKS Instruments, Inc.	34,000	1,025,100
NXP Semiconductors NV* (a)	91,550	1,943,607
ON Semiconductor Corp.*	100,000	870,000
Teradyne, Inc.*	80,000	1,308,000
Texas Instruments, Inc. (a)	405,300	13,123,614

		93,415,123
Software 16.9%
Activision Blizzard, Inc. (a)	327,900	4,046,286
ANSYS, Inc.*	42,300	2,558,727
Ariba, Inc.* (a)	485,000	13,240,500
Check Point Software Technologies Ltd.* (a)	74,700	4,204,863
Citrix Systems, Inc.*	39,600	2,582,316
Ellie Mae, Inc.*	200,000	1,178,000
Imperva, Inc.* (a)	74,340	2,451,733
Informatica Corp.*	181,900	7,694,370
Kenexa Corp.* (a)	74,900	1,799,098
Longtop Financial Technologies Ltd. (ADR)* (a)	183,700	5,511
Microsoft Corp.	810,600	23,937,018
Oracle Corp.	957,500	27,001,500
QLIK Technologies, Inc.* (a)	73,438	2,070,952
Rovi Corp.*	78,310	2,512,968
Salesforce.com, Inc.* (a)	13,400	1,565,120
Symantec Corp.* (a)	35,600	611,964
Taleo Corp. "A"* (a)	105,884	3,812,883
TIBCO Software, Inc.*	134,300	3,501,201
Ultimate Software Group, Inc.* (a)	5,000	333,450
VanceInfo Technologies, Inc. (ADR)* (a)	75,200	945,264

		106,053,724

Total Common Stocks (Cost $361,551,220)		622,491,674
Other Investments 0.8%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	2,391,500
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	303,200
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	1,801,000
Asset Management Association 1996 LP (2.5% limited partnership interest)* (b)	—	13,400
Asset Management Association 1998 LP (3.5% limited partnership interest)* (b)	—	144,600
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	543,600
Med Venture Associates III LP (2.7% limited partnership interest)* (b)	—	125,846

Total Other Investments (Cost $17,524,528)		5,323,146
Securities Lending Collateral 34.9%
Daily Assets Fund Institutional, 0.24% (c) (d) (Cost $219,532,325)	219,532,325	219,532,325
Cash Equivalents 0.7%
Central Cash Management Fund, 0.07% (c) (Cost $4,599,160)	4,599,160	4,599,160

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $603,207,233) †	135.3	851,946,305
Other Assets and Liabilities, Net	(35.3)	(222,426,296)

Net Assets	100.0	629,520,009

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $607,235,585.  At January 31, 2012, net unrealized appreciation for all securities based on tax cost was $244,710,720.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $284,466,197 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $39,755,477.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2012 amounted to $215,034,348, which is 34.2% of net assets.
(b)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,491,717	2,391,500	0.38
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	303,200	0.05
Alloy Ventures 2000 LP**	April 2000 to August 2007	4,719,304	1,801,000	0.29
Asset Management Association 1996 LP**	June 1996 to July 2000	963,860	13,400	0.00
Asset Management Association 1998 LP**	December 1998 to November 2001	2,642,366	144,600	0.02
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	543,600	0.09
Med Venture Associates III LP**	September 1998 to May 2006	1,182,929	125,846	0.02
Total Restricted Securities		17,524,528	5,323,146	0.85

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(e)
Consumer Discretionary	$21,753,132	$—	$—	$21,753,132
Industrials	394,702	—	—	394,702
Information Technology	594,514,037	5,829,803	—	600,343,840
Other Investments	—	—	5,323,146	5,323,146
Short-Term Investments(e)	224,131,485	—	—	224,131,485
Total	$840,793,356	$5,829,803	$5,323,146	$851,946,305

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2012.
(e)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

Other Investments
Balance as of October 31, 2011	$5,329,376
Realized gains (loss)	(329,897)
Change in unrealized appreciation (depreciation)	335,507
Amortization premium/discount	—
Purchases	—
(Sales)	(11,840)
Transfers into Level 3	—
Transfers (out) of Level 3	—
Balance as of January 31, 2012	$5,323,146
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2012	$(429)

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Technology Fund, a series of DWS Securities Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	March 21, 2012

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 21, 2012